Current Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments
Chemistry, Manufacturing and Controls (CMC)		€ 21
Non-clinical R&D costs	€ 707	1,111
Clinical other	4,704	349
General and administrative	2,259	11
Total prepayments	7,670	1,492
Value added tax receivable	1,941	4,290
Total prepayments and other receivables	€ 9,611	€ 5,782